Collection Period Ended
30-Nov-2013
Principal
Note
Payment
Factor
29,677,401.41
0.262844
0.00
1.000000
0.00
1.000000
0.00
1.000000
29,677,401.41
Interest & Principal
Payment
29,696,911.25
127,333.33
179,075.00
108,291.67
$30,111,611.25
Mercedes-Benz Auto Receivables Trust 2013-1
Investor Report
Amounts in USD
Dates
Collection Period No.
5
Collection Period (from... to)
1-Nov-2013
30-Nov-2013
Determination Date
12-Dec-2013
Record Date
13-Dec-2013
Distribution Date
16-Dec-2013
Interest Period of the Class A-1 Notes (from... to)
15-Nov-2013
16-Dec-2013                Actual/360 Days
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Nov-2013
15-Dec-2013
30/360 Days
30
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
278,900,000.00
102,984,505.31
73,307,103.90
106.408754
Class A-2 Notes
305,600,000.00
305,600,000.00
305,600,000.00
0.000000
Class A-3 Notes
275,500,000.00
275,500,000.00
275,500,000.00
0.000000
Class A-4 Notes
115,000,000.00
115,000,000.00
115,000,000.00
0.000000
Total Note Balance
975,000,000.00
799,084,505.31
769,407,103.90
Overcollateralization
24,950,218.09
24,998,755.45
24,998,755.45
Adjusted Pool Balance
999,950,218.09
824,083,260.76
794,405,859.35
Yield Supplement Overcollateralization Amount
38,846,335.94
31,910,195.78
30,614,748.38
Pool Balance
1,038,796,554.03
855,993,456.54
825,020,607.73
Amount
Percentage
Initial Overcollateralization Amount
24,950,218.09
2.50%
Target Overcollateralization Amount
24,998,755.45
2.50%
Current Overcollateralization Amount
24,998,755.45
2.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.220000%
19,509.84
0.069953
106.478707
Class A-2 Notes
0.500000%
127,333.33
0.416667
0.416667
Class A-3 Notes
0.780000%
179,075.00
0.650000
0.650000
Class A-4 Notes
1.130000%
108,291.67
0.941667
0.941667
Total
$434,209.84
Available Funds
Distributions
Principal Collections
30,722,806.70
(1) Total Servicing Fee
713,327.88
Interest Collections
1,978,617.18
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
200.00
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
115,057.94
(3) Interest Distributable Amount Class A Notes
434,209.84

Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
  1,139.42
(6) Regular Principal Distributable Amount
    29,677,401.41
Available Collections
    32,817,821.24
(7) Additional Servicing Fee and Transition Costs
0.00
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
    32,817,821.24
(9) Excess Collections to Certificateholders
    1,992,882.11
Total Distribution
    32,817,821.24
Distribution Detail
Due
Paid
  Shortfall
Total Servicing Fee
   713,327.88
   713,327.88
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
  434,209.84
   434,209.84
0.00
thereof on Class A-1 Notes
  19,509.84
  19,509.84
0.00
thereof on Class A-2 Notes
  127,333.33
   127,333.33
0.00
thereof on Class A-3 Notes
  179,075.00
   179,075.00
0.00
thereof on Class A-4 Notes
  108,291.67
   108,291.67
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
29,677,401.41
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
   434,209.84
   434,209.84
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
29,677,401.41
Reserve Fund
Reserve Fund Required Amount
2,499,875.55
Reserve Fund Amount - Beginning Balance
2,499,875.55
Aggregate Principal Distributable Amount
29,677,401.41
29,677,401.41
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
82.20
minus Net Investment Earnings
82.20
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
2,499,875.55
Reserve Fund Deficiency
0.00
Investment Earnings

Cutoff Date Pool Balance
1,038,796,554.03
37,777
Net Investment Earnings on the Reserve Fund
82.20
Net Investment Earnings on the Collection Account
1,057.22
Investment Earnings for the Collection Period
1,139.42
Pool Balance beginning of Collection Period
855,993,456.54
34,597
Principal Collections
20,863,117.98
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Principal Collections attributable to Full Pay-offs
9,859,688.72
Principal Purchase Amounts
0.00
Principal Gross Losses
250,042.11
Pool Balance end of Collection Period
825,020,607.73
33,957
Pool Factor
79.42%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
2.85%
2.83%
Weighted Average Number of Remaining Payments
50.26
45.71
Percentage
Current
821,761,220.79
33,857
99.60%
Weighted Average Seasoning (months)
12.41
17.29
Delinquency Profile *
Amount
31-60 Days Delinquent
2,334,239.79
73
0.28%
61-90 Days Delinquent
486,314.23
15
0.06%
120.81
91-120 Days Delinquent
438,832.92
12
0.05%
Total
825,020,607.73
33,957
100.00%
Principal Net Losses
136,377.29
Cumulative Principal Net Losses
612,596.41
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
250,042.11
Principal Net Liquidation Proceeds
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.059%
Principal Recoveries
113,544.01